As filed with the Securities and Exchange Commission on May 28, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22509

LoCorr Investment Trust
(Exact name of registrant as specified in charter)

261 School Avenue, 4th Floor
Excelsior, MN 55331
(Address of principal executive offices) (Zip code)

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
(Name and address of agent for service)

952.767.2920
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Investments
March 31, 2013 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES: 8.50%
321 Henderson Receivables I LLC 2004-A A1, 0.550%, 09/15/2045 (Acquired 02/08/2013, Cost $626,045) (a)(c)	$657,696	$630,195
AEP Texas Central Transition Funding, LLC, 0.880%, 12/01/2018	887,194	892,872
Ally Auto Receivables Trust 2010-1, 2.300%, 12/15/2014	922,109	927,816
Ally Auto Receivables Trust 2011-2, 1.180%, 04/15/2015	203,079	203,675
Ally Auto Receivables Trust 2012-3, 0.700%, 01/15/2015	1,147,009	1,148,527
American Express Credit Account Master Trust
1.450%, 03/15/2017 (c)	150,000	152,467
0.680%, 03/15/2018	2,500,000	2,508,020
AmeriCredit Automobile Receivables Trust 2011-4, 0.920%, 03/09/2015	228,915	229,101
Atlantic City Electric Transition Funding, LLC, 4.910%, 07/20/2017	115,276	120,701
BA Credit Card Trust, 0.260%, 09/15/2016 (c)	1,000,000	1,000,217
Cabela's Master Credit Card Trust
0.900%, 09/17/2018 (Acquired 12/27/2012 and 02/08/2013, Cost $1,794,801 and $506,212, respectively) (a)(c)	2,275,000	2,300,814
1.630%, 02/18/2020 (Acquired 05/08/2012 and 07/23/2012, Cost $755,010 and $764,453, respectively) (a)	1,500,000	1,535,022
Capital One Multi-Asset Execution Trust, 5.050%, 02/15/2016	880,000	881,970
CenterPoint Energy Transition Bond Co., LLC
0.901%, 04/15/2018	2,242,449	2,256,550
3.460%, 08/15/2019	600,000	654,949
Chase Issuance Trust, 0.790%, 06/15/2017	2,250,000	2,261,657
Discover Card Master Trust
0.410%, 11/16/2015 (c)	320,000	320,077
5.650%, 12/15/2015	870,000	879,899
0.419%, 03/15/2017 (c)	1,000,000	1,002,931
0.810%, 08/15/2017	700,000	704,251
Discover Card Master Trust 2013-A1, 0.500%, 08/17/2020 (c)	1,000,000	1,000,000
Dryrock Issuance Trust, 0.640%, 08/15/2018	1,500,000	1,496,854
DT Auto Owner Trust 2011-3, 1.400%, 08/15/2014 (Acquired 11/02/2011 and 02/17/2012, Cost $56,953 and $19,663, respectively) (a)	76,606	76,656
Entergy Texas Restoration Funding, LLC, 2.120%, 02/01/2016	1,192,060	1,211,340
Fifth Third Auto Trust 2013-A B, 1.210%, 04/15/2019	1,500,000	1,499,431
Ford Credit Auto Owner Trust
4.500%, 07/15/2014	108,299	108,807
4.430%, 11/15/2014	67,011	67,629
FPL Recovery Funding, LLC., 5.044%, 08/01/2015	72,005	73,150
GE Capital Credit Card Master Note Trust, 0.750%, 01/15/2017 (c)	250,000	251,038
Gracechurch Card Funding PLC, 0.900%, 02/15/2017 (Acquired 03/02/2012, Cost $1,250,000) (a)(b)(c)	1,250,000	1,262,672
HLSS Servicer Advance Receivables Backed Notes, 1.340%, 10/15/2043 (Acquired 10/10/2012, Cost $999,939) (a)	1,000,000	1,002,500
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A1, 0.898%, 01/15/2044 (Acquired 01/16/2013, Cost $1,000,000) (a)	1,000,000	1,001,000
HLSS Servicer Advance Receivables Backed Notes 2013-T1 D2, 3.228%, 01/16/2046 (Acquired 01/16/2013, Cost $750,000) (a)	750,000	757,800
Newcastle Investment Trust, 2.450%, 12/10/2033 (Acquired 10/24/2012, Cost $512,757) (a)	507,459	518,721
Nissan Auto Lease Trust 2010-B, 1.270%, 10/15/2016	295,406	295,746
Penarth Master Issuer PLC 2011-1A A1, 0.850%, 05/18/2015 (Acquired 08/29/2012, Cost $1,600,757) (a)(b)(c)	1,600,000	1,600,666
Penarth Master Issuer PLC 2012-1A A1, 0.770%, 03/18/2014 (Acquired 02/08/2013, Cost $1,665,997) (a)(b)(c)	1,660,000	1,666,728

Porsche Financial Auto Securitization Trust, 1.190%, 12/17/2018 (Acquired 12/13/2011, Cost $751,958) (a)	750,000	755,555
PSE&G Transition Funding LLC, 6.610%, 06/15/2015	94,507	95,780
Santander Drive Auto Receivables Trust 2011-1, 1.280%, 01/15/2015	895,679	897,378
Santander Drive Auto Receivables Trust 2011-3, 1.110%, 08/15/2014	113,113	113,191
SMART Trust/Australia 2011-1USA A3B, 1.050%, 10/14/2014 (Acquired 03/14/2012 and 06/27/2012, Cost $538,226 and $185,210, respectively) (a)(b)(c)	722,790	724,576
SMART Trust/Australia 2012-2USA A3B, 1.150%, 10/14/2016 (Acquired 02/08/2013, Cost $1,010,178) (a)(b)(c)	1,000,000	1,009,269
Toyota Auto Receivables 2010-B Owner Trust, 1.040%, 02/18/2014	6,186	6,188
United States Small Business Administration, 5.725%, 09/10/2018	126,612	144,551
World Omni Auto Receivables Trust
5.120%, 05/15/2014	16,155	16,208
2.210%, 05/15/2015	530,712	534,783

TOTAL ASSET BACKED SECURITIES (Cost $38,668,621)		38,799,928

CORPORATE BONDS: 33.77%
Administrative and Support and Waste Management and Remediation Services: 0.42%
Tyco International Finance SA, 3.375%, 10/15/2015 (b)	1,000,000	1,052,927
Waste Management, Inc., 2.600%, 09/01/2016	840,000	880,509
		1,933,436
Construction: 0.24%
Transocean, Inc., 5.050%, 12/15/2016 (b)	1,000,000	1,111,097

Finance and Insurance: 14.59%
Aflac, Inc., 2.650%, 02/15/2017	1,000,000	1,051,321
Allied World Assurance Co., Ltd., 7.500%, 08/01/2016 (b)	1,500,000	1,783,814
American Express Credit Corp.
1.750%, 06/12/2015	480,000	490,455
2.800%, 09/19/2016	1,000,000	1,058,836
American International Group, Inc., 4.875%, 09/15/2016	1,500,000	1,669,215
American Tower Trust I, 1.551%, 03/15/2018 (Acquired 03/06/2013, Cost $1,830,000) (a)	1,830,000	1,837,117
Australia & New Zealand Banking Group, Ltd., 2.400%, 11/23/2016 (Acquired 11/15/2011, Cost $995,930) (a)(b)	1,000,000	1,050,400
Bank of America Corp., 4.500%, 04/01/2015	4,280,000	4,535,186
Barclays Bank PLC, 5.000%, 09/22/2016 (b)	1,000,000	1,123,159
BAT International Finance PLC, 2.125%, 06/07/2017 (Acquired 06/06/2012, Cost $995,160) (a)(b)	1,000,000	1,029,980
Berkshire Hathaway, Inc., 2.200%, 08/15/2016	860,000	901,259
BP Capital Markets PLC, 2.248%, 11/01/2016 (b)	1,000,000	1,040,378
Capital One Financial Corp., 6.150%, 09/01/2016	1,000,000	1,149,580
Caterpillar Financial Services Corp., 1.100%, 05/29/2015	950,000	960,852
Citigroup, Inc.
4.587%, 12/15/2015	3,465,000	3,755,953
6.125%, 11/21/2017	1,000,000	1,182,371
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 01/19/2017 (b)	1,000,000	1,070,614
Credit Agricole SA, 3.000%, 10/01/2017 (Acquired 10/01/2012, Cost $1,504,496) (a)(b)	1,500,000	1,554,018
Credit Suisse, 5.500%, 05/01/2014 (b)	455,000	478,680
Daimler Finance North America, LLC, 2.300%, 01/09/2015 (Acquired 01/04/2012 and 04/10/2012, Cost $499,370 and $506,268, respectively) (a)	1,000,000	1,021,886
Deutsche Bank AG, 6.000%, 09/01/2017 (b)	1,000,000	1,186,426
Fifth Third Bancorp
3.625%, 01/25/2016	255,000	272,596
4.500%, 06/01/2018	1,000,000	1,109,804
Ford Motor Credit Co. LLC, 2.750%, 05/15/2015	1,500,000	1,531,146
General Electric Capital Corp.
2.300%, 04/27/2017	1,820,000	1,883,427

5.625%, 05/01/2018	1,500,000	1,775,205
Goldman Sachs Group, Inc., 3.625%, 02/07/2016	4,575,000	4,858,618
Hartford Financial Services Group, Inc., 4.000%, 03/30/2015	1,000,000	1,056,852
Health Care REIT, Inc., 4.125%, 04/01/2019	1,500,000	1,626,132
ING Bank NV, 3.750%, 03/07/2017 (Acquired 02/29/2012 and 10/23/2012, Cost $746,145 and $790,370, respectively) (a)(b)	1,500,000	1,598,445
John Deere Capital Corp., 0.875%, 04/17/2015	1,000,000	1,005,848
KeyCorp, 3.750%, 08/13/2015	350,000	372,943
Morgan Stanley
4.100%, 01/26/2015	1,565,000	1,633,899
0.775%, 10/18/2016 (c)	1,000,000	974,226
National Rural Utilities Cooperative Finance Corp., 1.900%, 11/01/2015	500,000	514,055
Nomura Holdings, Inc., 2.000%, 09/13/2016 (b)	1,250,000	1,246,934
Nordea Bank AB, 3.125%, 03/20/2017 (Acquired 02/12/2013, Cost $1,055,823) (a)(b)	1,000,000	1,057,400
PNC Funding Corp., 3.625%, 02/08/2015	500,000	526,451
Private Export Funding Corp.
4.550%, 05/15/2015	750,000	816,826
1.375%, 02/15/2017	780,000	800,284
Prudential Covered Trust 2012-1, 2.997%, 09/30/2015 (Acquired 03/27/2012 and 04/19/2012, Cost $933,500 and $334,377, respectively) (a)	1,263,500	1,317,349
Royal Bank of Scotland Group PLC, 2.550%, 09/18/2015 (b)	1,000,000	1,027,789
SABMiller Holdings, Inc., 1.850%, 01/15/2015 (Acquired 01/10/2012 and 01/30/2012, Cost $354,979 and $383,692, respectively) (a)	735,000	746,850
Simon Property Group LP
4.200%, 02/01/2015	295,000	311,192
5.875%, 03/01/2017	1,000,000	1,162,090
Toyota Motor Credit Corp., 1.750%, 05/22/2017	790,000	806,994
UBS AG, 5.875%, 12/20/2017 (b)	872,000	1,034,264
Ventas Realty LP / Ventas Capital Corp., 3.125%, 11/30/2015	1,000,000	1,057,062
Vornado Realty LP, 4.250%, 04/01/2015	815,000	861,421
Wellpoint, Inc., 1.875%, 01/15/2018	1,250,000	1,266,010
Wells Fargo & Co.
1.500%, 07/01/2015	1,250,000	1,270,654
3.676%, 06/15/2016	1,000,000	1,081,313
		66,535,579
Health Care and Social Assistance: 0.78%
Catholic Health Initiatives, 1.600%, 11/01/2017	1,900,000	1,922,403
Quest Diagnostics Inc., 5.450%, 11/01/2015	1,500,000	1,653,423
		3,575,826
Information: 2.66%
AT&T Inc., 0.900%, 02/12/2016	945,000	944,359
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.550%, 03/15/2015	500,000	523,409
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.125%, 02/15/2016	1,000,000	1,049,621
Motorola Solutions, Inc., 6.000%, 11/15/2017	1,250,000	1,463,096
NBCUniversal Media, LLC., 3.650%, 04/30/2015	1,000,000	1,059,253
News America, Inc., 5.300%, 12/15/2014	700,000	753,247
Qwest Corp., 7.500%, 10/01/2014	300,000	326,989
Time Warner Cable, Inc., 6.750%, 07/01/2018	1,500,000	1,845,858
Verizon Communications, Inc., 0.700%, 11/02/2015	1,250,000	1,243,763
Vodafone Group PLC, 5.000%, 09/15/2015 (b)	1,000,000	1,099,228
Xstrata Finance Canada, Ltd., 3.600%, 01/15/2017 (Acquired 02/14/2012 and 03/12/2013, Cost $777,973 and $1,057,077, respectively) (a)(b)	1,750,000	1,840,790
		12,149,613
Management of Companies and Enterprises: 0.85%
BHP Billiton Finance USA, Ltd., 1.000%, 02/24/2015 (b)	1,000,000	1,009,666

Ingersoll-Rand Global Holding Co., Ltd., 9.500%, 04/15/2014 (b)	500,000	543,327
JPMorgan Chase & Co., 5.150%, 10/01/2015	2,105,000	2,304,586
		3,857,579
Manufacturing: 7.41%
AbbVie, Inc., 1.200%, 11/06/2015 (Acquired 11/05/2012, Cost $1,229,176) (a)	1,230,000	1,239,556
Anheuser-Busch Cos LLC, 5.050%, 10/15/2016	1,500,000	1,706,231
Boeing Cap Corp., 2.900%, 08/15/2018	1,250,000	1,338,238
Cameron International Corp., 1.600%, 04/30/2015	1,000,000	1,009,280
Cisco Systems, Inc., 1.625%, 03/14/2014	725,000	733,899
ConAgra Foods Inc.
5.875%, 04/15/2014	1,135,000	1,191,783
1.900%, 01/25/2018	1,500,000	1,514,829
Covidien International Finance SA, 1.350%, 05/29/2015 (b)	1,000,000	1,014,397
Dow Chemical Co., 2.500%, 02/15/2016	1,290,000	1,342,529
Dr. Pepper Snapple Group, Inc., 2.900%, 01/15/2016	1,000,000	1,054,449
Eastman Chemical Co., 2.400%, 06/01/2017	1,000,000	1,038,012
Genentech, Inc., 4.750%, 07/15/2015	300,000	326,855
Heineken NV, 1.400%, 10/01/2017 (Acquired 10/02/2012, Cost $996,700) (a)(b)	1,000,000	995,453
Hershey Co., 1.500%, 11/01/2016	1,000,000	1,026,998
Hewlett-Packard Co., 3.750%, 12/01/2020	1,500,000	1,489,187
Intel Corp., 1.950%, 10/01/2016	750,000	776,926
International Business Machines Corp., 0.875%, 10/31/2014	800,000	806,389
Kellogg Co., 3.250%, 05/21/2018	1,500,000	1,624,185
Lorillard Tobacco Co., 2.300%, 08/21/2017	1,500,000	1,512,171
Medtronic, Inc., 3.000%, 03/15/2015	450,000	471,390
Merck & Co., Inc., 2.250%, 01/15/2016	300,000	313,268
Mondelez International, Inc., 6.500%, 08/11/2017	740,000	893,510
Novartis Capital Corp., 2.900%, 04/24/2015	1,000,000	1,048,747
Procter & Gamble Co., 1.450%, 08/15/2016	800,000	819,550
Reynolds American, Inc., 1.050%, 10/30/2015	1,800,000	1,800,635
St. Jude Medical, Inc., 3.750%, 07/15/2014	500,000	520,128
Teva Pharmaceutical Finance III BV, 1.700%, 03/21/2014 (b)	450,000	455,367
Thermo Fisher Scientific, Inc., 2.250%, 08/15/2016	1,150,000	1,190,723
Total Capital SA, 2.300%, 03/15/2016 (b)	360,000	375,561
Tyco Electronics Group SA, 1.600%, 02/03/2015 (b)	335,000	338,971
Viacom, Inc., 4.375%, 09/15/2014	200,000	210,298
Volkswagen International Finance NV, 1.625%, 03/22/2015 (Acquired 03/19/2012, Cost $782,739) (a)(b)	785,000	794,867
Watson Pharmaceuticals, Inc., 1.875%, 10/01/2017	1,500,000	1,517,493
Wyeth, LLC, 5.500%, 02/01/2014	300,000	312,691
Zoetis Inc., 1.875%, 02/01/2018 (Acquired 02/08/2013, Cost $1,005,119) (a)	1,000,000	1,006,447
		33,811,013
Mining, Quarrying, and Oil and Gas Extraction: 2.60%
Anadarko Petroleum Corp., 6.375%, 09/15/2017	1,000,000	1,193,612
Cliffs Natural Resources, Inc., 3.950%, 01/15/2018	1,500,000	1,506,045
Ensco PLC, 3.250%, 03/15/2016 (b)	1,575,000	1,677,566
Freeport-McMoRan Copper & Gold, Inc., 1.400%, 02/13/2015	415,000	418,006
Noble Holding International, Ltd., 3.450%, 08/01/2015 (b)	1,150,000	1,204,441
Occidental Petroleum Corp., 1.500%, 02/15/2018	425,000	430,017
Petrobras International Finance Co., 2.875%, 02/06/2015 (b)	830,000	847,233
Rio Tinto Finance USA PLC, 1.625%, 08/21/2017 (b)	1,505,000	1,518,379
Teck Resources Ltd., 3.850%, 08/15/2017 (b)	2,000,000	2,150,900
Vale Overseas Ltd., 6.250%, 01/11/2016 (b)	825,000	922,531
		11,868,730
Professional, Scientific, and Technical Services: 0.62%
Asciano Finance, Ltd., 3.125%, 09/23/2015 (Acquired 05/24/2012, Cost $998,750) (a)(b)	1,000,000	1,030,277

Computer Sciences Corp., 2.500%, 09/15/2015	750,000	770,238
Vivendi SA, 2.400%, 04/10/2015 (Acquired 04/03/2012 and 04/10/2012, Cost $499,970 and $501,901, respectively) (a)(b)	1,000,000	1,019,721
		2,820,236
Real Estate and Rental and Leasing: 0.21%
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.125%, 05/11/2015 (Acquired 05/14/2012, Cost $906,263) (a)	900,000	931,218

Retail Trade: 1.88%
eBay, Inc., 1.350%, 07/15/2017	1,000,000	1,011,057
Express Scripts Holding Co., 3.500%, 11/15/2016	1,500,000	1,615,983
Home Depot, Inc., 5.400%, 03/01/2016	850,000	962,439
Macy's Retail Holdings, Inc., 5.900%, 12/01/2016	1,500,000	1,742,732
Phillips 66, 2.950%, 05/01/2017	1,500,000	1,589,686
Sherwin-Williams Co., 1.350%, 12/15/2017	1,640,000	1,646,332
		8,568,229
Transportation and Warehousing: 0.56%
GATX Corp., 2.375%, 07/30/2018	2,000,000	2,022,866
United Parcel Service, Inc., 3.875%, 04/01/2014	500,000	516,854
		2,539,720
Utilities: 0.95%
Duke Energy Corp., 3.950%, 09/15/2014	400,000	418,448
Exelon Generation Co., LLC, 5.200%, 10/01/2019	1,500,000	1,697,671
McDonald's Corp., 1.875%, 05/29/2019	1,000,000	1,018,707
MidAmerican Energy Co., 4.650%, 10/01/2014	150,000	159,498
Sempra Energy, 2.300%, 04/01/2017	1,000,000	1,039,397
		4,333,721

TOTAL CORPORATE BONDS (Cost $151,575,774)		154,035,997

MORTGAGE BACKED SECURITIES: 17.45%
Bear Stearns Commercial Mortgage Securities
5.910%, 09/11/2038 (c)	2,235,000	2,521,187
5.405%, 12/11/2040 (c)	2,250,000	2,477,360
CD 2005-CD1 Commercial Mortgage Trust, 5.392%, 07/15/2044 (c)	255,000	278,835
Citigroup Commercial Mortgage Trust, 1.813%, 09/10/2045	3,500,000	3,582,107
COMM 2012-CCRE2 Mortgage Trust, 0.824%, 08/15/2045	2,605,504	2,611,619
COMM 2012-CCRE4 Mortgage Trust, 1.801%, 10/15/2045	2,000,000	2,039,934
COMM 2012-LC4 Mortgage Trust, 1.156%, 12/10/2044	794,723	801,044
DBUBS Mortgage Trust, 3.642%, 08/10/2044	1,990,000	2,150,036
Extended Stay America Trust 2013-ESH A1FL, 1.000%, 12/05/2031 (Acquired 01/24/2013, Cost $785,000) (a)(c)	785,000	785,053
Extended Stay America Trust 2013-ESH A2FL, 0.900%, 12/05/2031 (Acquired 01/24/2013, Cost $1,565,000) (a)(c)	1,565,000	1,566,330
Fannie Mae Pool
2.670%, 01/01/2016	385,474	391,051
3.500%, 02/01/2021	158,022	167,575
3.500%, 06/01/2021	209,930	222,622
3.000%, 08/01/2021	550,591	583,075
3.000%, 09/01/2021	637,004	674,587
3.000%, 11/01/2021	1,210,433	1,281,848
3.500%, 12/01/2025	788,315	835,972
3.500%, 09/01/2026	783,155	830,745
2.500%, 08/01/2027	3,806,729	3,953,501
2.953%, 10/01/2033 (c)	1,741,520	1,867,994
Fannie Mae-Aces
1.083%, 02/25/2016	2,620,000	2,647,547
3.400%, 07/25/2019	597,936	635,306

1.166%, 12/25/2019	2,099,156	2,125,466
FDIC Commercial Mortgage Trust 2011-C1, 1.840%, 04/25/2031 (Acquired 06/06/2012, Cost $606,024) (a)(c)	601,953	608,645
FDIC Commercial Mortgage Trust 2012-C1, 0.841%, 05/25/2035 (Acquired 05/10/2012, Cost $1,414,553) (a)(c)	1,414,553	1,415,658
FDIC Structured Sale Guaranteed Notes
0.920%, 12/04/2020 (Acquired 02/24/2012, Cost $788,715) (a)(c)	784,477	787,281
3.250%, 04/25/2038 (Acquired 03/01/2012, Cost $1,047,990) (a)	1,026,942	1,084,314
0.750%, 02/25/2048 (Acquired 11/18/2011, Cost $720,293) (a)(c)	721,421	722,864
FHLMC Multifamily Structured Pass Through Certificates
1.873%, 01/25/2018	680,015	699,168
1.560%, 10/25/2018	1,673,677	1,710,749
Fosse Master Issuer PLC, 1.725%, 10/18/2054 (Acquired 09/30/2011 and 06/27/2012, Cost $593,658 and $682,495, respectively) (a)(b)(c)	1,275,186	1,290,072
Freddie Mac REMICS, 2.500%, 02/15/2026	85,724	88,109
Greenwich Capital Commercial Funding Corp., 5.736%, 12/10/2049	1,250,000	1,443,530
GS Mortgage Securities Corp. II Series 2005-GG4 A4A, 4.751%, 07/10/2039	250,000	266,162
GS Mortgage Securities Trust
3.849%, 12/10/2043 (Acquired 04/11/2012, Cost $1,507,444) (a)	1,414,595	1,522,515
2.999%, 08/10/2044	1,715,000	1,818,895
5.800%, 08/10/2045 (c)	3,000,000	3,432,810
Holmes Master Issuer PLC, 1.954%, 10/15/2054 (Acquired 01/18/2012, Cost $1,000,000) (a)(b)(c)	1,000,000	1,020,565
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-LDP5, 5.368%, 12/15/2044 (c)	250,000	274,022
JP Morgan Chase Commercial Mortgage Securities Trust
3.853%, 06/15/2043 (Acquired 12/30/2011, Cost $1,505,966) (a)	1,440,162	1,522,812
2.749%, 11/15/2043 (Acquired 11/01/2011, Cost $868,277) (a)	859,548	895,648
1.875%, 02/15/2046 (Acquired 09/20/2011, Cost $672,613) (a)	669,045	678,737
5.447%, 06/12/2047	410,994	424,429
5.794%, 02/12/2051 (c)	1,400,000	1,628,679
Morgan Stanley Capital I Trust 2008-TOP29, 6.452%, 01/11/2043 (c)	1,250,000	1,508,278
Morgan Stanley Capital I Trust 2011-C1, 3.884%, 09/15/2047 (Acquired 09/20/2011 and 06/28/2012, Cost $1,039,831 and $1,236,292, respectively) (a)	2,150,000	2,313,770
Morgan Stanley Capital I Trust 2011-C3, 2.178%, 07/15/2049	924,576	945,812
Motel 6 Trust, 1.948%, 10/05/2025 (Acquired 11/02/2012, Cost $1,999,992) (a)	2,000,000	2,004,482
NCUA Guaranteed Notes Trust 2010-R1, 0.650%, 10/07/2020 (c)	394,451	395,686
NCUA Guaranteed Notes Trust 2010-R2, 0.570%, 11/06/2017 (c)	2,911,384	2,923,204
NCUA Guaranteed Notes Trust 2011-R1, 0.653%, 01/08/2020 (c)	120,613	120,971
NCUA Guaranteed Notes Trust 2011-R2, 0.600%, 02/06/2020 (c)	1,499,544	1,505,168
NCUA Guaranteed Notes Trust 2011-R3, 0.600%, 03/11/2020 (c)	3,980,998	3,993,438
Sequoia Mortgage Trust 2013-1 1A1, 1.450%, 02/25/2043 (c)	1,863,179	1,863,533
Springleaf Mortgage Loan Trust, 1.570%, 12/25/2059 (Acquired 10/18/2012, Cost $902,650) (a)(c)	902,769	905,590
WF-RBS Commercial Mortgage Trust, 0.673%, 11/15/2045	1,863,180	1,859,841
WIMC Capital Trust, 4.549%, 10/16/2050 (Acquired 06/21/2012, Cost $893,054) (a)	893,063	892,861

TOTAL MORTGAGE BACKED SECURITIES (Cost $78,991,669)		79,599,092

MUNICIPAL BONDS: 1.74%
Louisiana Local Government Environmental Facilities & Community Development Authority, 1.520%, 02/01/2018	1,226,823	1,240,036
Metropolitan Council, (Minneapolis - St. Paul Metropolitian Area), State of Minnesota, 1.200%, 09/01/2017	2,020,000	2,043,250
Metropolitan Government of Nashville & Davidson County, TN, 1.207%, 07/01/2017	1,500,000	1,508,250
Port of Seattle, WA, 0.883%, 11/01/2013	1,500,000	1,504,005
State of Ohio, 3.328%, 08/01/2017	1,500,000	1,637,355

TOTAL MUNICIPAL BONDS (Cost $7,901,541)		7,932,896

FOREIGN GOVERNMENT BONDS: 0.52%
Hydro-Quebec, 2.000%, 06/30/2016 (b)	900,000	935,820

Province of Ontario Canada
2.950%, 02/05/2015 (b)	380,000	397,336
1.600%, 09/21/2016 (b)	1,000,000	1,028,904
TOTAL FOREIGN GOVERNMENT BONDS (Cost $2,306,842)		2,362,060

U.S. GOVERNMENT AGENCY ISSUES: 10.06%
Federal Home Loan Banks
0.500%, 08/28/2013	1,500,000	1,502,294
5.250%, 09/13/2013	2,000,000	2,046,286
0.375%, 11/27/2013	6,500,000	6,508,801
Federal Home Loan Mortgage Corp.
0.875%, 10/28/2013	3,650,000	3,665,129
1.000%, 08/20/2014	8,000,000	8,082,456
1.000%, 08/27/2014	3,000,000	3,034,233
0.500%, 04/17/2015	4,000,000	4,015,636
1.750%, 09/10/2015	1,000,000	1,033,277
2.000%, 08/25/2016	1,500,000	1,574,292
Federal National Mortgage Association
0.750%, 12/18/2013	2,250,000	2,259,866
2.500%, 05/15/2014	1,500,000	1,538,700
0.625%, 10/30/2014	1,060,000	1,065,937
0.750%, 12/19/2014	3,500,000	3,527,801
2.375%, 07/28/2015	1,000,000	1,046,405
0.625%, 02/22/2016	5,000,000	5,003,055

TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $45,759,606)		45,904,168

SHORT TERM INVESTMENTS: 5.77%
U.S. GOVERNMENT AGENCY ISSUES: 1.97%
Federal Home Loan Banks, 0.125%, 03/04/2014	5,000,000	4,997,350
Federal Home Loan Mortgage Corp., 0.300%, 03/21/2014	4,000,000	4,005,952
TOTAL U.S. GOVERNMENT AGENCY ISSUES		9,003,302

MONEY MARKET FUND: 3.80%
Fidelity Institutional Money Market Portfolio - Class I , 0.10% (d)	17,307,734	17,307,734

TOTAL SHORT TERM INVESTMENTS (Cost $26,307,241)		26,311,036

TOTAL INVESTMENTS (Cost $351,511,294), 77.81%		354,945,177
Other Assets in Excess of Liabilities, 22.19% (e)		101,196,300
TOTAL NET ASSETS, 100.00%		$456,141,477

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2013, the market value of these securities total $54,931,145, which represents 12.04% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security. The rate reported is the rate in effect as of March 31, 2013.
(d)	The rate quoted is the annualized seven-day effective yield as of March 31, 2013.
(e)	Includes assets pledged as collateral for swap contracts.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Investments, continued
March 31, 2013 (Unaudited)

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$351,511,294

Gross unrealized appreciation	$3,640,705
Gross unrealized depreciation	(206,822)
Net unrealized appreciation	$3,433,883

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Generally, the Fund's investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by LoCorr Fund Management, LLC (the “Adviser”) in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s net asset value (“NAV”) will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Fund may use independent pricing services to assist in calculating the value of the Fund's investments. In addition, market prices for foreign investments are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund's portfolio investments may change on days when you may not be able to buy or sell the Fund's shares. In computing the NAV, the Fund values foreign investments held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Fund's portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Fund prices its shares, the investment will be valued at fair value.

Fixed income securities are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in level 1 or level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in level 2 of the fair value hierarchy. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are categorized level 2.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Futures contracts are stated at fair value using the primary exchange’s closing (settlement) price, and are categorized in level 1. Forward currency contracts are stated at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in level 2.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts  constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2013:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$38,799,928	$-	$38,799,928
Corporate Bonds	-	154,035,997	-	154,035,997
Mortgage Backed Securities	-	79,599,092	-	79,599,092
Municipal Bonds	-	7,932,896	-	7,932,896
Foreign Government Bonds	-	2,362,060	-	2,362,060
U.S. Government Agency Issues	-	45,904,168	-	45,904,168
Short term investments	17,307,734	9,003,302	-	26,311,036

Total Investments	$17,307,734	$337,637,443	$-	$354,945,177

Swap Contracts*
Long Total Return Swap Contacts	$-	$14,075,567	$-	$14,075,567

Total Swap Contracts	$-	$14,075,567	$-	$14,075,567

Total	$17,307,734	$351,713,010	$-	$369,020,744

*Swap contracts are derivative instruments not reflected in the consolidated schedule of investments, which are presented at the unrealized appreciation on the instrument.
The Fund did not invest in any Level 3 investments during the period. There were no significant transfers into or out of Level 1, Level 2 or Level 3 during the period.

LoCorr Managed Futures Strategy Fund
Consolidated Schedule of Swap Contracts
March 31, 2013 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCMFS Fund Limited.
Unrealized
Termination Date	Reference Index	Notional	Appreciation	Counterparty

12/20/2017	LoCorr Managed Futures Index	$ 445,000,000	$ 14,075,567	Deutsche Bank AG

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
March 31, 2013 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES: 7.27%
Ally Auto Receivables Trust, 0.620%, 03/15/2017	$50,000	$50,030
Ally Auto Receivables Trust 2012-4, 0.590%, 01/17/2017	25,000	25,031
Ally Auto Receivables Trust 2012-SN1, 0.510%, 12/22/2014	24,780	24,792
AmeriCredit Automobile Receivables Trust
0.510%, 01/08/2016	35,000	34,995
0.670%, 06/08/2017	25,000	25,033
AmeriCredit Automobile Receivables Trust 2012-3, 0.710%, 12/08/2015	21,892	21,920
AmeriCredit Automobile Receivables Trust 2013-1 A-3, 0.610%, 10/10/2017	45,000	45,007
Bank of America Auto Trust 2012-1, 0.780%, 06/15/2016	10,000	10,036
Capital Auto Receivables Asset Trust 2013-1 A2, 0.620%, 07/20/2016	50,000	50,020
CarMax Auto Owner Trust, 0.520%, 07/17/2017	25,000	25,001
CNH Equipment Trust
0.860%, 09/15/2017	15,000	15,070
0.570%, 12/15/2017	25,000	25,011
0.650%, 04/16/2018	50,000	49,960
Fifth Third Auto Trust 2013-A A3, 0.610%, 09/15/2017	50,000	49,994
GE Equipment Midticket LLC, 0.600%, 05/23/2016	25,000	25,015
GE Equipment Small Ticket LLC Series 2012-1, 1.040%, 09/21/2015 (Acquired 05/22/2012, Cost $14,997) (a)	15,000	15,053
GE Equipment Transportation LLC, 0.620%, 07/25/2016	30,000	30,013
Honda Auto Receivables Owner Trust, 0.520%, 08/18/2016	25,000	25,001
Hyundai Auto Receivables Trust, 0.620%, 09/15/2016	25,000	25,030
Mercedes-Benz Auto Receivables Trust, 0.370%, 03/16/2015	25,000	25,006
Navistar Financial 2012-A Owner Trust, 0.850%, 03/18/2015 (Acquired 06/26/2012, Cost $24,763) (a)	24,764	24,798
Nissan Auto Receivables 2013-A A3 Owner Trust, 0.500%, 05/15/2017	50,000	49,976
Santander Drive Auto Receivables Trust 2012-4, 0.790%, 08/17/2015	20,650	20,688
Santander Drive Auto Receivables Trust 2012-5, 0.570%, 12/15/2015	20,960	20,970
Santander Drive Auto Receivables Trust 2013-1 A3, 0.620%, 06/15/2017	25,000	24,993
Santander Drive Auto Receivables Trust 2013-2 A3, 0.700%, 09/15/2017	40,000	39,980
Small Business Administration Participation Certificates, 2.090%, 11/01/2032	25,000	25,164
World Omni Auto Receivables Trust
0.640%, 02/15/2017	25,000	25,096
0.610%, 06/15/2017	25,000	25,027

TOTAL ASSET BACKED SECURITIES (Cost $852,956)		853,710

CORPORATE BONDS: 14.87%
Construction: 0.13%
ABB Treasury Center USA, Inc., 2.500%, 06/15/2016 (Acquired 06/19/2012, Cost $15,418) (a)	15,000	15,642

Finance and Insurance: 6.80%
American Express Credit Corp., 2.800%, 09/19/2016	20,000	21,177
Bank of America Corp., 1.500%, 10/09/2015	20,000	20,066
Bank of New York Mellon Corp., 2.300%, 07/28/2016	20,000	20,951
BB&T Corp., 1.600%, 08/15/2017	20,000	20,195
Berkshire Hathaway Finance Corp., 1.600%, 05/15/2017	20,000	20,397
Boston Properties LP, 5.000%, 06/01/2015	10,000	10,879
BP Capital Markets PLC, 1.846%, 05/05/2017 (b)	20,000	20,502
Caterpillar Financial Services Corp.
4.750%, 02/17/2015	15,000	16,129
1.100%, 05/29/2015	10,000	10,114
Charles Schwab Corp., 6.375%, 09/01/2017	23,000	27,938
Citigroup, Inc.
1.238%, 04/01/2014 (c)	2,000	2,009
6.125%, 11/21/2017	25,000	29,559
Dragon 2012 LLC, 1.972%, 03/12/2024	23,577	24,301
ERP Operating LP, 5.250%, 09/15/2014	25,000	26,621
General Electric Capital Corp., 1.000%, 12/11/2015	10,000	10,062
Helios Leasing I LLC
2.018%, 05/29/2024	23,607	24,150
1.734%, 07/24/2024	24,068	24,241
1.562%, 09/28/2024	24,528	24,466
John Deere Capital Corp., 0.950%, 06/29/2015	15,000	15,138
JPMorgan Chase & Co.
2.000%, 08/15/2017	20,000	20,366
6.000%, 01/15/2018	25,000	29,709
KeyBank NA, 5.700%, 11/01/2017	27,000	31,419
Liberty Property LP, 6.625% 17, 6.625%, 10/01/2017	25,000	29,668
MSN 41079 and 41084 Ltd., 1.717%, 07/13/2024 (b)	24,065	24,215
New York Life Global Funding, 3.000%, 05/04/2015 (Acquired 10/09/2012, Cost $20,967) (a)	20,000	21,021
Phoenix 2012 LLC, 1.607%, 07/03/2024	24,507	24,598
PNC Funding Corp., 2.700%, 09/19/2016	10,000	10,528
Realty Income Corp., 5.950%, 09/15/2016	15,000	17,206
Royal Bank of Canada
0.800%, 10/30/2015 (b)	10,000	10,014
1.200%, 09/19/2017 (b)	25,000	25,081
Safina Ltd., 1.550%, 01/15/2022 (b)	23,756	23,969
Simon Property Group LP, 5.625%, 08/15/2014	25,000	26,694
State Street Corp., 4.300%, 05/30/2014	30,000	31,352
Tagua Leasing LLC, 1.581%, 11/16/2024	24,529	24,494
Toyota Motor Credit Corp., 2.050%, 01/12/2017	10,000	10,345
Travelers Cos, Inc., 5.500%, 12/01/2015	16,000	17,933
Ventas Realty LP / Ventas Capital Corp., 2.000%, 02/15/2018	15,000	15,085
Verizon Wireless Capital LLC, 5.550%, 02/01/2014	25,000	25,984
Vornado Realty LP, 4.250%, 04/01/2015	10,000	10,570
		799,146
Information: 0.58%
AT&T Inc.
2.950%, 05/15/2016	10,000	10,579
1.700%, 06/01/2017	10,000	10,119
Comcast Corp., 4.950%, 06/15/2016	8,000	9,008
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 03/15/2017	20,000	20,513

Walt Disney Co./The, 5.625%, 09/15/2016	15,000	17,400
		67,619
Management of Companies and Enterprises: 0.22%
BAE Systems Holdings, Inc., 5.200%, 08/15/2015 (Acquired 06/04/2012, Cost $10,669) (a)	10,000	10,858
BHP Billiton Finance USA, Ltd., 1.625%, 02/24/2017 (b)	15,000	15,267
		26,125
Manufacturing: 3.67%
AbbVie, Inc., 1.200%, 11/06/2015 (Acquired 11/05/2012, Cost $19,987) (a)	20,000	20,155
Anheuser-Busch InBev Worldwide, Inc.
0.800%, 07/15/2015	15,000	15,028
2.875%, 02/15/2016	15,000	15,896
Baxter International, Inc., 1.850%, 01/15/2017	10,000	10,249
Bemis Co., Inc., 5.650%, 08/01/2014	20,000	21,222
Campbell Soup Co., 3.050%, 07/15/2017	20,000	21,449
Chevron Corp., 1.104%, 12/05/2017	10,000	10,008
Covidien International Finance SA, 1.350%, 05/29/2015 (b)	7,000	7,101
Diageo Capital PLC, 1.500%, 05/11/2017 (b)	20,000	20,276
Eaton Corp., 1.500%, 11/02/2017 (Acquired 11/14/2012, Cost $9,989) (a)	10,000	10,029
Ecolab, Inc.
4.875%, 02/15/2015	15,000	16,102
3.000%, 12/08/2016	15,000	15,945
EI du Pont de Nemours & Co., 4.750%, 03/15/2015	14,000	15,112
Emerson Electric Co., 5.375%, 10/15/2017	10,000	11,714
General Mills, Inc., 5.200%, 03/17/2015	25,000	27,158
Heineken NV, 0.800%, 10/01/2015 (Acquired 10/02/2012, Cost $9,983) (a)(b)	10,000	10,001
Ingredion Inc., 3.200%, 11/01/2015	30,000	31,474
Intel Corp., 1.350%, 12/15/2017	25,000	25,085
Lockheed Martin Corp., 2.125%, 09/15/2016	10,000	10,386
Mondelez International, Inc., 6.500%, 08/11/2017	31,000	37,431
Northrop Grumman Corp., 1.850%, 11/15/2015	15,000	15,310
Parker Hannifin Corp., 5.500%, 05/15/2018	10,000	11,927
Roper Industries, Inc., 1.850%, 11/15/2017	15,000	15,123
SABMiller PLC, 5.700%, 01/15/2014 (Acquired 08/15/2012, Cost $15,485) (a)(b)	15,000	15,594
Thermo Fisher Scientific, Inc.
5.000%, 06/01/2015	10,000	10,843
2.250%, 08/15/2016	10,000	10,354
		430,972
Mining, Quarrying, and Oil and Gas Extraction: 0.82%
Devon Energy Corp., 1.875%, 05/15/2017	15,000	15,146
Rio Tinto Finance USA PLC
2.000%, 03/22/2017 (b)	10,000	10,222
1.625%, 08/21/2017 (b)	15,000	15,133
Schlumberger Norge AS, 1.250%, 08/01/2017 (Acquired 07/24/2012 and 09/11/2012, Cost $9,991 and $4,990, respectively) (a)(b)	15,000	14,965
Total Capital International SA, 1.550%, 06/28/2017 (b)	15,000	15,244
XTO Energy, Inc., 4.900%, 02/01/2014	25,000	25,930
		96,640
Public Administration: 0.13%
Cintas Corp. No. 2, 2.850%, 06/01/2016	15,000	15,749

Retail Trade: 0.35%

Sherwin-Williams Co., 3.125%, 12/15/2014	39,000	40,571

Transportation and Warehousing: 0.78%
Canadian National Railway Co., 5.800%, 06/01/2016 (b)	20,000	23,011
Norfolk Southern Corp., 5.750%, 01/15/2016	20,000	22,581
Union Pacific Corp., 4.875%, 01/15/2015	25,000	26,801
VRG Linhas Aereas SA, 1.000%, 06/30/2014 (b)	18,797	18,899
		91,292
Utilities: 1.39%
Atmos Energy Corp., 4.950%, 10/15/2014	25,000	26,544
Avista Corp., 5.950%, 06/01/2018	20,000	24,177
Commonwealth Edison Co., 4.700%, 04/15/2015	20,000	21,614
Connecticut Light & Power Co., 5.375%, 03/01/2017	20,000	23,094
Southern California Edison Co.
4.150%, 09/15/2014	15,000	15,784
4.650%, 04/01/2015	15,000	16,188
Wisconsin Electric Power Co.
6.000%, 04/01/2014	11,000	11,569
6.250%, 12/01/2015	21,000	24,038
		163,008

TOTAL CORPORATE BONDS (Cost $1,734,737)		1,746,764

MORTGAGE BACKED SECURITIES: 25.40%
Banc of America Commercial Mortgage Trust 2006-2, 5.919%, 05/10/2045 (c)	20,000	22,526
Bear Stearns Commercial Mortgage Securities
5.910%, 09/11/2038 (c)	25,000	28,201
5.201%, 12/11/2038	25,000	28,144
5.537%, 10/12/2041	25,000	28,422
Citigroup Commercial Mortgage Trust 2006-C5 A4, 5.431%, 10/15/2049	35,000	39,446
Commercial Mortgage Pass Through Certificates, 0.666%, 11/15/2045	23,257	23,223
Commercial Mortgage Pass-Through Certificates Series 2006-C1, 5.581%, 02/15/2039 (c)	10,000	11,100
Fannie Mae Pool
1.490%, 06/01/2017	25,000	25,556
1.500%, 07/01/2017	35,000	35,750
1.270%, 09/01/2017	50,000	50,697
2.500%, 08/01/2022	44,781	46,899
2.500%, 09/01/2022	138,171	144,707
2.500%, 10/01/2022	93,806	98,244
2.500%, 11/01/2022	142,451	149,189
2.000%, 12/01/2022	81,624	84,185
2.500%, 12/01/2022	216,878	227,139
2.500%, 01/01/2023	97,481	102,091
2.500%, 02/01/2023	49,090	51,412
2.500%, 03/01/2023	50,000	52,366
3.000%, 04/01/2027	17,433	18,473
3.000%, 09/01/2027	34,020	36,270
3.000%, 10/01/2027	48,784	52,013
2.500%, 12/01/2027	96,719	99,970
3.000%, 12/01/2027	49,159	51,767
2.500%, 01/01/2028	99,061	102,976

2.313%, 09/01/2042 (c)	22,891	23,830
Fannie Mae-Aces
0.953%, 11/25/2015	130,000	131,145
1.083%, 02/25/2016	50,000	50,526
1.074%, 11/25/2016	75,000	75,731
FHLMC Multifamily Structured Pass Through Certificates
1.426%, 08/25/2017	35,000	35,620
2.130%, 01/25/2019	30,000	31,109
2.086%, 03/25/2019	25,000	25,854
0.554%, 04/25/2019 (c)	23,621	23,667
1.883%, 05/25/2019	50,000	51,086
Freddie Mac Gold Pool
3.000%, 04/01/2027	35,162	37,167
3.000%, 05/01/2027	23,066	24,478
2.500%, 10/01/2027	48,114	49,861
2.500%, 12/01/2027	221,938	229,914
Freddie Mac Non Gold Pool
2.180%, 07/01/2042 (c)	17,772	18,441
2.359%, 07/01/2042 (c)	20,209	21,050
2.422%, 07/01/2042 (c)	22,103	23,079
2.590%, 08/01/2042 (c)	20,808	21,799
2.174%, 10/01/2042 (c)	22,672	23,534
2.152%, 01/01/2043 (c)	74,309	77,023
2.210%, 01/01/2043 (c)	24,855	25,827
2.141%, 02/01/2043 (c)	49,687	51,523
GS Mortgage Securities Corp. II, 5.560%, 11/10/2039	25,000	28,345
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP6 A4, 5.475%, 04/15/2043 (c)	34,388	38,318
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 A4, 6.059%, 04/15/2045 (c)	25,000	28,321
LB Commercial Mortgage Trust 2007-C3 A4B, 5.517%, 07/15/2044	35,000	40,165
LB-UBS Commercial Mortgage Trust, 5.372%, 09/15/2039	40,000	45,297
Morgan Stanley Bank of America Merrill Lynch Trust, 0.664%, 11/17/2045	23,266	23,219
Morgan Stanley Capital I Trust 2006-IQ12 A4, 5.332%, 12/15/2043	25,000	28,353
Morgan Stanley Capital I Trust 2006-TOP21, 5.162%, 10/12/2052 (c)	25,000	27,454
NCUA Guaranteed Notes Trust 2010-R2 1A, 0.570%, 11/06/2017 (c)	42,153	42,324
NCUA Guaranteed Notes Trust 2011-R4, 0.580%, 03/06/2020 (c)	19,159	19,201

TOTAL MORTGAGE BACKED SECURITIES (Cost $2,954,371)		2,984,027

MUNICIPAL BONDS: 3.44%
City of El Paso, TX., 3.610%, 08/15/2014	50,000	52,016
City of Huntsville, AL, 2.414%, 09/01/2016	40,000	41,632
City of Lubbock, TX, 4.442%, 02/15/2018	25,000	28,414
City of Rochester, MN, 2.250%, 02/01/2016	25,000	25,714
County of Berks, PA, 1.012%, 11/15/2016	25,000	25,011
State of Hawaii, 3.730%, 02/01/2017	25,000	27,676
State of Mississippi, 1.351%, 11/01/2017	30,000	30,319
State of Ohio, 3.659%, 04/01/2018	45,000	49,727
State of Tennessee, 3.821%, 05/01/2017	25,000	27,649
State of Texas, 2.503%, 10/01/2017	25,000	26,588
State of Washington, 3.040%, 02/01/2017	40,000	43,087

Virginia College Building Authority, 2.400%, 02/01/2016	25,000	25,945

TOTAL MUNICIPAL BONDS (Cost $400,121)		403,778

FOREIGN GOVERNMENT BOND: 0.22%
Petroleos Mexicanos, 2.000%, 12/20/2022 (b)	25,000	25,697

TOTAL FOREIGN GOVERNMENT BOND (Cost $25,000)		25,697

U.S. GOVERNMENT AGENCY ISSUES: 13.05%
Federal Home Loan Banks
0.375%, 01/29/2014	250,000	250,406
1.375%, 05/28/2014	250,000	253,374
0.250%, 01/16/2015	150,000	149,939
Federal Home Loan Mortgage Corp.
1.000%, 07/30/2014	200,000	202,105
Federal National Mortgage Association
0.500%, 08/09/2013	200,000	200,267
2.750%, 03/13/2014	240,000	245,874
Ginnie Mae II Pool
5.306%, 07/20/2060	25,766	29,558
4.223%, 06/20/2062	102,624	115,373
4.555%, 07/20/2062	25,654	29,230
4.120%, 08/20/2062	51,193	57,312

TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,527,775)		1,533,438

U.S. TREASURY OBLIGATION: 1.58%
United States Treasury Inflation Indexed Bonds, 0.125%, 04/15/2017	172,358	185,891

TOTAL U.S. TREASURY OBLIGATION (Cost $184,294)		185,891

CERTIFICATES OF DEPOSIT: 1.03%
BMW Bank of North America, 1.00%, 07/18/2014	40,000	40,158
Discover Bank, 1.00%, 07/11/2014	40,000	40,160
GE Capital Retail Bank, 1.00%, 07/07/2014	40,000	40,159

TOTAL CERTIFICATES OF DEPOSIT (Cost $119,680)		120,477

MONEY MARKET FUND: 11.58%
Fidelity Institutional Money Market Portfolio - Class I , 0.10% (d)	1,360,046	1,360,046

TOTAL MONEY MARKET FUND (Cost $1,360,046)		1,360,046

TOTAL INVESTMENTS (Cost $9,158,980), 78.44%		9,213,828
Other Assets in Excess of Liabilities, 21.56% (e)		2,532,570
TOTAL NET ASSETS, 100.00%		$11,746,398

(a)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2013, the market value of these securities total $158,116 which represents 1.35% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security. The rate reported is the rate in effect as of March 31, 2013.
(d)	The rate quoted is the annualized seven-day effective yield as of March 31, 2013.
(e)	Includes assets pledged as collateral for swap contracts.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments, continued
March 31, 2013 (Unaudited)

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$9,158,980

Gross unrealized appreciation	$64,159
Gross unrealized depreciation	(9,311)
Net unrealized appreciation	$54,848

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Generally, the Fund's investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by LoCorr Fund Management, LLC (the “Adviser”) in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s net asset value (“NAV”) will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Fund may use independent pricing services to assist in calculating the value of the Fund's investments. In addition, market prices for foreign investments are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund's portfolio investments may change on days when you may not be able to buy or sell the Fund's shares. In computing the NAV, the Fund values foreign investments held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Fund's portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Fund prices its shares, the investment will be valued at fair value.

Fixed income securities are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in level 1 or level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in level 2 of the fair value hierarchy. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are categorized level 2.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Futures contracts are stated at fair value using the primary exchange’s closing (settlement) price, and are categorized in level 1. Forward currency contracts are stated at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in level 2.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in level 2.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2013:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$853,710	$-	$853,710
Corporate Bonds	-	1,746,764	-	1,746,764
Mortgage Backed Securities	-	2,984,027	-	2,984,027
Municipal Bonds	-	403,778	-	403,778
Foreign Government Bond	-	25,697	-	25,697
U.S. Government Agency Issues	-	1,533,438	-	1,533,438
U.S. Treasury Obligation	-	185,891	-	185,891
Certificates of Deposit	-	120,477	-	120,477
Money Market Fund	1,360,046	-	-	1,360,046

Total Investments	$1,360,046	$7,853,782	$-	$9,213,828

Swap Contracts*
Long Total Return Swap Contacts	$-	$(398,748)	$-	$(398,748)

Total Swap Contracts	$-	$(398,748)	$-	$(398,748)

Total	$1,360,046	$7,455,034	$-	$8,815,080

*Swap contracts are derivative instruments not reflected in the consolidated schedule of investments, which are presented at the unrealized depreciation on the instrument.
The Fund did not invest in any Level 3 investments during the period. There were no significant transfers into or out of Level 1, Level 2 or Level 3 during the period.

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
March 31, 2013 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS
This investment is a holding of LCLSCS Fund Limited.
Unrealized
Termination Date	Reference Index	Notional	Depreciation	Counterparty

12/20/2017	LoCorr Commodities Index	$ 12,000,000	$ (398,748)	Deutsche Bank AG

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LoCorr Investment Trust

By (Signature and Title)         /s/ Kevin Kinzie
   Kevin Kinzie, President

Date             5/21/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)           /s/ Kevin Kinzie
     Kevin Kinzie, President

Date             5/21/13

By (Signature and Title)           /s/ Jon Essen
     Jon Essen, Treasurer

Date            5/21/13